Borrowed Funds	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 8 – Borrowed Funds

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2013	2012
Fixed rate advances from the FHLB	30,100	28,000
Putable advances from the FHLB	-	5,000
Line of credit at FHLB	714	-
Other	84	207
Total	$30,898	$33,207

At December 31, 2013, scheduled maturities of borrowed funds were as follows:

(Dollars in thousands)
2014	$8,798
2015	6,000
2016	6,000
2017	8,000
2018	2,100
Total	$30,898

Repurchase agreements generally mature within one year and are secured by U.S. government and U.S. agency securities, under the Bancorp’s control. At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2013	2012
Ending balance	$14,031	$16,298
Average balance during the year	18,016	20,561
Maximum month-end balance during the year	21,652	25,278
Securities underlying the agreements at year end:
Carrying value	23,729	28,002
Fair value	23,729	28,002
Average interest rate during the year	0.38%	0.38%
Average interest rate at year end	0.38%	0.31%

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2013	2012
Fixed rate advances, maturing January 2014 through November 2018 at rates from 0.61% to 2.56%; average rate: 2013 – 1.47%; 2012 – 1.84%	$30,100	$28,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	-	5,000

Fixed rate advances are payable at maturity, with a prepayment penalty. Putable advances are fixed for a period of one to three years and then may adjust quarterly to the three-month London Interbank Offered Rate until maturity. Once the putable advance interest rate adjusts, the Bancorp has the option to prepay the advance on specified quarterly interest rate reset dates. The advances were collateralized by mortgage loans totaling approximately $188,810,000 and $164,463,000 at December 31, 2013 and 2012, respectively. In addition to the fixed rate and putable advances, the Bancorp maintains a $10,000,000 line of credit with the Federal Home Loan Bank of Indianapolis. There was approximately $714,000 outstanding on the line of credit at December 31, 2013 and no balance outstanding at December 31, 2012. Other borrowings at December 31, 2013 and 2012 are comprised of reclassified bank balances.